Expense Example - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2020 Fund - Fidelity Simplicity RMD 2020 Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 57
3 years	179
5 years	313
10 years	$ 701